Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 5,200.0	$ 4,900.0
Revenue From Rendering Of Services Related Party Transactions	6.9	6.4
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	266.0	264.0
Utilized credit exposure	$ 165.0	$ 188.4